Related party transactions (Details) - Minda Westport Technologies Limited - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 1,593	$ 996
Sales	$ 2,232	$ 1,927